The Millicom Group - A.2. Joint arrangements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Statutory reserves unavailable for distribution	$ 562	$ 491	$ 472
Amounts payable	170	103
Amounts receivable	15	12
Joint ventures where entity is venturer | Honduras joint ventures
Disclosure of joint ventures [line items]
Amounts payable	133	68
Amounts receivable	$ 12	9
Honduras joint ventures
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Total for all joint ventures
Disclosure of joint ventures [line items]
Total net assets	$ 373	382
Statutory reserves unavailable for distribution	3	3
Honduras joint ventures
Disclosure of joint ventures [line items]
Total net assets	(25)	(35)	$ (17)
Cash repatriated from joint venture	$ 89	$ 86
Proportion of ownership interest in joint venture	66.70%	66.70%	66.70%
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures	$ 576	$ 590
Results for the year	54	42	$ 32
Dividends declared during the year	(48)	(54)
Currency exchange differences	(21)	(2)
Investments in joint ventures	$ 561	$ 576	$ 590
Telefonica Celular S.A
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	66.70%	66.70%
Navega S.A. de CV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	66.70%	66.70%